PREPAIDS	6 Months Ended
Jun. 30, 2022
PREPAIDS

9. PREPAIDS

	June 30, 2022	December 31, 2021
Insurance	$67,323	$2,938,246
Prepaid director fees	111,188	107,763
Prepaid interest	-	6,969
Prepaid marketing services	1,278,399	1,638,179
Prepaid rent	6,672	-
Prepaid subscriptions	533	35,687
Deposits	833,842	768,033
	$2,297,957	$5,494,877

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three and Six Months Ended June 30, 2022

Expressed in Canadian Dollars (unaudited)